UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------

                          AXP MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
                         --------------

Date of reporting period:   10/31
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                           AXP(R) CASH MANAGEMENT FUND

                                AT OCT. 31, 2004

Investments in Securities

AXP Cash Management Fund

Oct. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bank note (1.0%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
Natl City Bank of Indiana
   01-10-05               1.82%                $43,000,000(c)   $42,999,151

Total bank note
(Cost: $42,999,151)                                             $42,999,151

Certificates of deposit (5.8%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity
AmSouth Bank
   05-06-05               1.80%                $33,000,000(c)   $32,996,553
BNP Paribas Yankee
   11-16-04               1.43                  42,000,000       42,000,000
   11-19-04               1.49                  42,000,000       41,999,656
Canadian Imperial Bank of Commerce Yankee
   05-31-05               1.90                  42,000,000(c)    41,993,337
Deutsche Bank NY Yankee
   11-02-04               1.24                  28,500,000       28,500,000
Standard Chartered Bank NY
   12-07-04               1.77                  35,000,000       35,000,000
Wells Fargo Bank
   11-09-04               1.69                  16,300,000       16,300,000

Total certificates of deposit
(Cost: $238,789,546)                                           $238,789,546

Commercial paper (92.7%)
Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Asset-backed (55.2%)
Alpine Securitization
   11-18-04               1.61%                $20,000,000      $19,982,161
Amstel Funding
   12-27-04               1.95                  19,300,000       19,238,433
   12-29-04               1.89                  30,000,000       29,904,000
   01-10-05               1.99                  26,398,000       26,291,880
Amsterdam Funding
   11-23-04               1.75                  23,600,000       23,571,365
   12-09-04               1.86                  21,000,000       20,955,667
   12-16-04               1.90                  15,700,000       15,660,235
   12-27-04               1.94                   8,300,000        8,273,657
   12-28-04               1.95                  21,000,000       20,931,855
Barton Capital
   11-19-04               1.70                  27,000,000       26,973,300
Beta Finance
   01-14-05               1.87                  58,500,000       58,267,250
   01-20-05               1.97                  15,000,000       14,932,350
   01-21-05               1.96                   5,000,000        4,977,290
   01-28-05               1.98                  25,400,000       25,273,795
CAFCO LLC
   12-17-04               1.86                  26,000,000       25,934,480
   01-19-05               1.98                  20,300,000       20,208,650
CC (USA)/Centari
   11-08-04               1.49                  15,500,000       15,493,606
   11-12-04               1.53                   6,000,000(b)     5,996,425
   11-18-04               1.59                  20,000,000(b)    19,982,372
   01-13-05               1.97                  29,000,000       28,879,771
   01-20-05               2.00                  30,000,000       29,861,967
CHARTA LLC
   11-05-04               1.47                  20,000,000       19,994,300
   12-06-04               1.81                  25,000,000       24,952,208
   12-21-04               1.87                  33,000,000       32,909,433
   01-21-05               2.02                  25,100,000       24,982,525
CIESCO LLC
   11-04-04               1.43                  30,000,000       29,992,875
   11-08-04               1.55                  26,264,000       26,252,706
   11-18-04               1.67                  34,400,000       34,368,046
   01-06-05               2.03                   7,300,000        7,271,733
CRC Funding LLC
   12-16-04               1.85                  30,000,000       29,926,367
   01-04-05               2.02                  25,000,000       24,906,500
   01-11-05               1.97                  25,000,000       24,899,118
   01-26-05               2.04                  22,000,000       21,889,756
CXC LLP
   11-15-04               1.39                  18,000,000(b)    17,988,160
   11-17-04               1.59                  30,000,000       29,974,800
   12-09-04               1.76                  25,000,000       24,950,000
Dorado Finance
   11-29-04               1.79                  23,000,000       22,964,542
   12-14-04               1.77                  27,100,000       27,038,686
   01-14-05               1.87                  31,500,000       31,374,315
   01-21-05               2.06                  20,000,000       19,904,550
Edison Asset Securitization
   11-09-04               1.56                  20,000,000       19,990,500
   11-17-04               1.67                  17,000,000       16,985,040
   12-13-04               1.84                  28,100,000       28,035,432
   12-22-04               1.96                  19,300,000       19,243,456
   12-23-04               1.91                  15,000,000       14,956,350
Fairway Finance
   11-01-04               1.19                  15,200,000       15,198,497
   12-13-04               1.78                  23,100,000       23,048,615
   12-14-04               1.80                  23,976,000       23,920,855
   12-23-04               1.87                  10,221,000       10,191,870
   01-13-05               1.99                  31,960,000       31,826,168
Falcon Asset Securitization
   12-15-04               1.81                  10,039,000       10,015,269

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  -- AXP CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Issuer                 Effective                  Amount           Value(a)
                         yield                  payable at
                                                 maturity

Asset-backed (cont.)
FCAR Owner Trust I
   11-03-04               1.32%                $13,500,000      $13,497,525
   12-02-04               1.73                  34,400,000       34,343,834
   12-03-04               1.67                  26,500,000       26,456,952
   01-19-05               1.88                  20,000,000       19,914,500
Galaxy Funding
   11-08-04               1.52                  20,000,000       19,991,550
   01-12-05               1.98                  31,000,000       30,872,556
   01-21-05               2.02                  15,300,000       15,228,392
   01-26-05               2.04                  30,000,000       29,849,667
Grampian Funding LLC
   12-03-04               1.71                  30,000,000       29,950,133
   12-23-04               1.85                  18,400,000       18,348,112
   01-07-05               1.96                  28,000,000       27,893,740
   01-24-05               1.82                  21,000,000       20,908,195
Greyhawk Funding LLC
   12-13-04               1.79                  19,000,000       18,957,503
   01-07-05               1.98                  36,300,000       36,160,708
   01-19-05               2.01                  25,100,000       24,985,356
Harrier Finance Funding (US) LLC
   12-17-04               1.91                   6,000,000        5,984,480
   12-27-04               1.90                   5,000,000        4,984,453
   12-28-04               1.90                   7,000,000        6,977,859
   01-12-05               1.99                  12,000,000       11,950,420
   01-25-05               2.01                  73,100,000       72,743,150
Jupiter Securitization
   12-10-04               1.86                  15,000,000       14,967,542
   12-15-04               1.79                  10,471,000       10,446,649
K2 (USA) LLC
   01-10-05               1.98                  21,500,000       21,414,000
   01-24-05               2.03                  20,000,000       19,902,533
   01-31-05               2.10                  15,900,000       15,813,332
Kitty Hawk Funding
   11-10-04               1.51                  31,200,000       31,184,270
   12-20-04               1.83                  27,000,000       26,928,855
Old Line Funding
   11-01-04               1.15                  23,000,000       22,997,789
   11-05-04               1.47                  30,004,000       29,995,399
Ranger Funding LLC
   11-02-04               1.34                  28,000,000       27,995,847
Scaldis Capital LLC
   11-12-04               1.53                  25,107,000       25,092,040
   11-16-04               1.57                  24,000,000(b)    23,981,187
   12-23-04               1.97                  18,500,000       18,444,500
   01-24-05               1.83                  22,910,000       22,809,298
Sheffield Receivables
   11-15-04               1.55                  29,400,000       29,378,440
   12-01-04               1.88                  22,400,000       22,361,372
Sigma Finance
   12-30-04               1.97                  16,500,000       16,444,083
   06-10-05               1.91                  85,000,000(c)    85,041,978
Variable Funding Capital
   12-22-04               1.91                  20,000,000       19,942,878
White Pine Finance LLC
   11-08-04               1.49                   7,381,000        7,377,937
   11-10-04               1.52                   9,665,000(b)     9,660,098
   12-15-04               1.83                  15,000,000(b,c)  14,999,619
   01-04-05               1.87                  27,000,000       26,906,445
   01-11-05               1.89                  17,668,000       17,599,571
   01-20-05               1.95                   7,066,000        7,034,454
Windmill Funding
   11-01-04               1.11                  30,000,000       29,997,217
   11-30-04               1.80                  25,000,000       24,960,174
   01-05-05               1.96                  17,000,000       16,937,355
Total                                                         2,262,157,128

Banks and savings & loans (21.7%)
Abbey National North America LLC
   11-24-04               1.75                  22,900,000       22,871,057
   12-27-04               1.87                  22,800,000       22,730,207
   01-03-05               1.89                  27,000,000       26,906,888
Bank of Ireland
   12-29-04               1.93                  35,000,000       34,885,667
   12-30-04               1.88                  39,000,000       38,874,442
Barclays U.S. Funding
   12-01-04               1.79                  22,100,000       22,063,756
   12-08-04               1.76                  30,000,000       29,941,500
   12-17-04               1.89                  25,000,000       24,936,000
   12-22-04               1.90                  14,000,000       13,960,221
BBVA Bancomer
   01-18-05               1.78                  35,000,000       34,860,000
Credit Suisse First Boston NY
   11-30-04               1.79                  24,000,000       23,961,973
   12-06-04               1.82                  32,000,000       31,938,498
   12-20-04               1.89                  25,500,000       25,430,640
DEPFA Bank
   11-24-04               1.65                  23,400,000       23,372,213
   09-15-05               1.86                  50,000,000(b,c)  50,000,000
HBOS Treasury Services
   11-09-04               1.52                   4,300,000        4,298,005
ING (US) Funding LLC
   12-01-04               1.78                   3,800,000        3,793,819
Nordea Bank
   01-28-05               1.97                  31,000,000       30,846,550
Northern Rock
   11-17-04               1.60                  19,200,000       19,183,776
   11-23-04               1.74                  30,000,000       29,963,800
   10-07-05               1.89                  59,300,000(c)    59,299,999
Scotiabanc
   12-31-04               1.91                  22,400,000       22,325,545
Skandinaviska Enskilda Banken
   11-26-04               1.76                  20,800,000       20,771,608
   01-05-05               1.94                  23,000,000       22,916,101
Spintab
   11-10-04               1.58                  25,300,000       25,286,703
Swedbank
   11-04-04               1.37                  25,000,000       24,994,306
   11-12-04               1.60                  36,000,000       35,977,640
   11-22-04               1.14                  35,000,000       34,973,390
   11-29-04               1.68                  21,000,000       20,969,725
Westdeutsche Landesbank Girozentrale
   12-31-04               1.90                  24,100,000       24,020,102
Westpac Banking
   10-11-05               1.85                  59,300,000(c)    59,299,999
Westpac Capital
   01-27-05               1.97                  23,000,000       22,887,415
Total                                                           888,541,545

Broker dealers (8.9%)
Bear Stearns Companies
   11-22-04               1.74                  33,000,000       32,961,839
   12-21-04               1.93                  31,000,000       30,912,236
   12-22-04               1.89                   5,000,000        4,985,867
   11-28-05               1.97                  30,000,000(c)    30,000,000
Citigroup Global Markets Holdings
   11-05-04               1.41                  19,100,000       19,094,748
   12-10-04               1.77                  15,000,000       14,969,079
   01-06-05               1.91                  20,900,000       20,823,808
Goldman Sachs Group
   01-18-05               1.87                  42,500,000(b,c)  42,500,000
   11-15-05               1.86                  25,000,000(c)    25,000,000
Lehman Brothers Holdings
   05-16-05               1.86                  42,500,000(c)    42,500,000
   11-22-05               1.98                  42,000,000(c)    42,000,000
Merrill Lynch & Co
   02-23-05               1.82                  60,000,000(c)    59,999,999
Total                                                           365,747,576

Finance companies (1.6%)
Household Finance
   01-05-05               1.96                  42,300,000       42,144,125
   01-27-05               2.04                  23,300,000       23,181,914
Total                                                            65,326,039

Financial services (3.3%)
American Honda Finance
   11-03-04               1.38                  27,000,000       26,994,840
   05-06-05               1.65                  55,000,000(b,c)  55,000,000
General Electric Capital
   11-03-04               1.34                  25,000,000       24,995,333
General Electric Capital Services
   01-06-05               1.94                  27,000,000       26,900,040
Total                                                           133,890,213

Insurance (1.6%)
AEGON Funding
   11-15-04               1.62                  32,100,000       32,075,461
Irish Life & Permanent
   11-22-05               1.91                  35,000,000(c)    34,993,991
Total                                                            67,069,452

Multi-industry (0.5%)
General Electric
   12-28-04               1.94                  20,000,000       19,935,428

Total commercial paper
(Cost: $3,802,667,381)                                       $3,802,667,381

Total investments in securities
(Cost: $4,084,456,078)(d)                                    $4,084,456,078

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   -- AXP CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2004.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2004, the value of these securities amounted to $240,107,861 or 5.9% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2004.

(d) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2004.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
3  -- AXP CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2004

                                                             S-6320-80 A (12/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MONEY MARKET SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 28, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 28, 2004